Income Taxes - Tax Cuts And Jobs Act (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effect of Tax Cuts and Jobs Act [Abstract]
Federal tax rate	21.00%
Draft Kings Inc
Effect of Tax Cuts and Jobs Act [Abstract]
Federal tax rate	21.00%	21.00%	35.00%
Expected future federal tax rate	21.00%	21.00%
Remeasurement of deferred tax asset	$ (90,890)
Change in valuation allowance for Tax Cuts and Jobs Act	91,050
Net impact on provision for income taxes, remeasurement	$ 160
Limitation on net operating loss carryovers, as percentage of taxable income	80.00%	80.00%
Income tax benefit related to schedule of indefinite lived intangibles			$ 230
Provisional amount recorded for transition tax	$ 36	$ 15
Net impact on provision for income taxes, provisional tax	$ 0	0
Measurement period adjustment		$ 0
Accounting complete		true